Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2019	Mar. 31, 2019
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 4,878	¥ 4,661
Actual		7,383	7,390
Tier 1 capital:
Required	[1]	5,787	5,529
Actual		¥ 9,162	¥ 9,232
Required	[1]	9.55%	9.55%
Actual		15.11%	15.94%
Total risk-based capital:
Required	[1]	¥ 6,999	¥ 6,687
Actual		¥ 10,865	¥ 10,918
Required	[1]	11.55%	11.55%
Actual		17.92%	18.85%
Common Equity Tier 1 capital:
Required	[1]	8.05%	8.05%
Actual		12.18%	12.76%
Leverage Ratio:
Required		3.00%	3.00%
Required		¥ 6,327	¥ 6,257
Actual		¥ 9,162	¥ 9,232
Actual		4.34%	4.42%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,497	¥ 2,388
Actual		6,761	6,690
Tier 1 capital:
Required		3,329	3,184
Actual		¥ 8,533	¥ 8,527
Required		6.00%	6.00%
Actual		15.37%	16.06%
Total risk-based capital:
Required		¥ 4,439	¥ 4,246
Actual		¥ 10,142	¥ 10,098
Required		8.00%	8.00%
Actual		18.27%	19.02%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.18%	12.60%
Leverage Ratio:
Required		¥ 5,815	¥ 5,758
Required		3.00%	3.00%
Actual		¥ 8,533	¥ 8,527
Actual		4.40%	4.44%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,350	¥ 2,272
Actual		6,423	6,363
Tier 1 capital:
Required		3,133	3,029
Actual		¥ 8,191	¥ 8,199
Required		6.00%	6.00%
Actual		15.68%	16.23%
Total risk-based capital:
Required		¥ 4,177	¥ 4,039
Actual		¥ 9,792	¥ 9,757
Required		8.00%	8.00%
Actual		18.75%	19.32%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.30%	12.60%
Leverage Ratio:
Required		¥ 5,556	¥ 5,517
Required		3.00%	3.00%
Actual		¥ 8,191	¥ 8,199
Actual		4.42%	4.45%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 96	¥ 95
Actual		510	500
Tier 1 capital:
Required		128	127
Actual		¥ 511	¥ 501
Required		6.00%	6.00%
Actual		23.99%	23.70%
Total risk-based capital:
Required		¥ 170	¥ 169
Actual		¥ 513	¥ 505
Required		8.00%	8.00%
Actual		24.11%	23.87%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		23.96%	23.67%
Leverage Ratio:
Required		¥ 222	¥ 229
Required		3.00%	3.00%
Actual		¥ 511	¥ 501
Actual		6.90%	6.55%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 95	¥ 94
Actual		500	494
Tier 1 capital:
Required		127	126
Actual		¥ 500	¥ 494
Required		6.00%	6.00%
Actual		23.64%	23.58%
Total risk-based capital:
Required		¥ 169	¥ 168
Actual		¥ 503	¥ 498
Required		8.00%	8.00%
Actual		23.76%	23.75%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		23.64%	23.58%
Leverage Ratio:
Required		¥ 220	¥ 227
Required		3.00%	3.00%
Actual		¥ 500	¥ 494
Actual		6.82%	6.53%

[1]	The required ratios disclosed above, at March 31, 2019 and September 30, 2019, include the transitional capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.05%, and the transitional additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.